Income Tax - Summary of Deferred Taxes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance deferred tax assets net	€ 223.4	€ (66.7)
Recognized in P&L	(12.7)	109.9
Recognized in OCI	0.0	0.3
Recognized directly in equity	(169.1)
Recognized directly in equity		179.9
Ending balance deferred tax assets net	41.6	223.4
Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance deferred tax assets net	360.1	14.3
Recognized in P&L	(77.8)	165.6
Recognized in OCI	0.0	0.3
Recognized directly in equity	(102.7)
Recognized directly in equity		179.9
Ending balance deferred tax assets net	179.6	360.1
Valuation adjustment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance deferred tax assets net	(136.7)	(81.0)
Recognized in P&L	65.1	(55.7)
Recognized in OCI	0.0	0.0
Recognized directly in equity	(66.4)
Recognized directly in equity		0.0
Ending balance deferred tax assets net	(138.0)	(136.7)
Fixed assets | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance deferred tax assets net	15.8	(6.5)
Recognized in P&L	20.2	22.3
Recognized in OCI	0.0	0.0
Recognized directly in equity	(44.4)
Recognized directly in equity		0.0
Ending balance deferred tax assets net	(8.4)	15.8
Right-of-use assets | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance deferred tax assets net	(55.8)	(47.5)
Recognized in P&L	(0.8)	(8.3)
Recognized in OCI	0.0	0.0
Recognized directly in equity	0.0
Recognized directly in equity		0.0
Ending balance deferred tax assets net	(56.6)	(55.8)
Inventories | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance deferred tax assets net	148.9	1.8
Recognized in P&L	(35.3)	147.1
Recognized in OCI	0.0	0.0
Recognized directly in equity	0.0
Recognized directly in equity		0.0
Ending balance deferred tax assets net	113.6	148.9
Trade and other receivables | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance deferred tax assets net	(162.7)	(95.6)
Recognized in P&L	72.7	(67.1)
Recognized in OCI	0.0	0.0
Recognized directly in equity	0.0
Recognized directly in equity		0.0
Ending balance deferred tax assets net	(90.0)	(162.7)
Lease liabilities | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance deferred tax assets net	55.2	48.7
Recognized in P&L	2.0	6.5
Recognized in OCI	0.0	0.0
Recognized directly in equity	0.0
Recognized directly in equity		0.0
Ending balance deferred tax assets net	57.2	55.2
Contract liabilities | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance deferred tax assets net	(10.0)	10.6
Recognized in P&L	(33.0)	(20.6)
Recognized in OCI	0.0	0.0
Recognized directly in equity	0.0
Recognized directly in equity		0.0
Ending balance deferred tax assets net	(43.0)	(10.0)
Loans and borrowings | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance deferred tax assets net	7.6	23.1
Recognized in P&L	(2.8)	(15.5)
Recognized in OCI	0.0	0.0
Recognized directly in equity	0.0
Recognized directly in equity		0.0
Ending balance deferred tax assets net	4.8	7.6
Net employee defined benefit liabilities | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance deferred tax assets net	0.7	0.9
Recognized in P&L	(0.1)	(0.5)
Recognized in OCI	0.0	0.3
Recognized directly in equity	0.0
Recognized directly in equity		0.0
Ending balance deferred tax assets net	0.6	0.7
Share-based payments | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance deferred tax assets net	188.4	0.0
Recognized in P&L	12.0	8.5
Recognized in OCI	0.0	0.0
Recognized directly in equity	(58.3)	179.9
Ending balance deferred tax assets net	142.1	188.4
Other provisions | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance deferred tax assets net	11.0	6.3
Recognized in P&L	(1.2)	4.7
Recognized in OCI	0.0	0.0
Recognized directly in equity	0.0
Recognized directly in equity		0.0
Ending balance deferred tax assets net	9.8	11.0
Other (incl. deferred expenses) | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance deferred tax assets net	61.5	1.6
Recognized in P&L	(106.4)	59.9
Recognized in OCI	0.0	0.0
Recognized directly in equity	0.0
Recognized directly in equity		0.0
Ending balance deferred tax assets net	(44.9)	61.5
Tax losses / tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Ending balance deferred tax assets net	2.8
Tax losses / tax credits | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance deferred tax assets net	99.5	70.9
Recognized in P&L	(5.1)	28.6
Recognized in OCI	0.0	0.0
Recognized directly in equity	0.0
Recognized directly in equity		0.0
Ending balance deferred tax assets net	94.4	99.5
Thereof deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance deferred tax assets net	229.6
Recognized in P&L	20.8
Recognized in OCI	0.0
Recognized directly in equity	(169.1)
Ending balance deferred tax assets net	81.3	229.6
Thereof deferred tax liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance deferred tax assets net	(6.2)
Recognized in P&L	(33.5)
Recognized in OCI	0.0
Recognized directly in equity	0.0
Ending balance deferred tax assets net	€ (39.7)	€ (6.2)